Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of property and equipment, net	Property and equipment, net, as of December 31, 2023 and March 31, 2024 (unaudited) are as follows (in thousands):

	March 31,	December 31,
	2024	2023
	Successor	Successor
Furniture and fixtures	$199	$199
Equipment	237	237
Leasehold improvements	66	66
Property and equipment	502	502
Accumulated depreciation	(195)	(170)
Property and equipment, net	$307	$332
Property and equipment, net, as of December 31, 2022 and December 31, 2023 are as follows (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2023	2022
Furniture and fixtures	$199	$199
Equipment	237	237
Leasehold improvements	66	66
Property and equipment	502	502
Accumulated depreciation	(170)	(71)
Property and equipment, net	$332	$431

Schedule of other accrued expenses

Other accrued expenses were as follows (in thousands):

	March 31,	December 31,
	2024	2023
	Successor	Predecessor
Legal expenses	$2,325	$1,867
Excise tax liability	569	569
Operating lease liability - short term portion	205	278
Daewoong vial usage	25	33
Remaining other accrued expenses	988	843
Total other accrued expenses	$4,112	$3,590

Other accrued expenses were as follows (in thousands):

	December 31,
	2023	2022
	Successor	Predecessor
Legal expenses	$1,867	$—
Excise tax liability	569	—
Operating lease liability - short term portion	278	257
Daewoong vial usage	33	202
Remaining other accrued expenses	843	281
Total other accrued expenses	$3,590	$740

Schedule of basic and diluted net loss per share

Basic and diluted net loss per share for the three months ended March 31, 2023 (Predecessor) was calculated as follows (in thousands, except share and per share amounts) (unaudited):

Three months ended March 31, 2023 (Predecessor)
Net loss	$(17,639)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share, basic and diluted	$(0.13)

Basic and diluted net loss per share for the three months ended March 31, 2024 (Successor) were calculated as follows (in thousands, except share and per share amounts) (unaudited):

Three months ended March 31, 2024 (Successor)
Net loss	$(118,018)
Weighted average common shares outstanding, basic and diluted	37,268,074
Net loss per share, basic and diluted	$(3.17)

Basic and diluted net loss per share for the year ended December 31, 2022 was calculated as follows (in thousands, except share and per share amounts):

Year ended December 31, 2022 (Predecessor)
Net loss available to common stockholders	$(52,556)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.38)

Basic and diluted net loss per share for the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to December 31, 2023 (Successor) (As restated) were calculated as follows (in thousands, except share and per share amounts):

Period from January 1, 2023 to July 21, 2023 (Predecessor)
Net loss available to common stockholders	$(60,678)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.44)

Period from July 22, 2023 to December 31, 2023 (Successor) (As restated)
Net loss available to common stockholders (As restated)	$(323,954)
Weighted average common shares outstanding, basic and diluted	37,159,600
Net loss per share attributable to common stockholders, basic and diluted (As restated)	$(8.72)

Schedule of potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an anti-dilutive impact

	March 31,	March 31,
	2024	2023
	Successor	Predecessor
Warrants	8,276,085	—
Contingent consideration	16,000,000	—
Contingent founder shares	3,450,000	—
Convertible preferred stock outstanding	—	21,257,708
Convertible preferred stock warrants outstanding	—	342,011
Common stock options and restricted stock units	5,536,898	9,694,890
	33,262,983	31,294,609

	December 31,
	2023	2022
	Successor	Predecessor
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Contingent founder shares	3,450,000	—
Convertible preferred stock outstanding	—	21,257,708
Convertible preferred stock warrants outstanding	—	342,011
Common stock options and restricted stock units	4,888,537	9,694,890
	38,818,536	31,294,609